Equity, Capital and Other Interests Equity, Capital and Other Interests ERP Units (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital Unit [Line Items]
Common Shares And Units Outstanding	339,023,412	311,000,728	303,809,279
Issuance of OP Units	25,023,919	3,866,666	6,151,198
Exercise of EQR share options	1,608,427	2,945,948	2,506,645
EQR's Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
Restricted Share Grants Net	128,252	145,616	235,767
Repurchased and retired	0	0	(58,130)
Conversion of restricted shares to LTIP Units	0	101,988	0
Units Ownership Interest in Operating Partnership	4.10%	4.30%	4.50%
OP Units Issued:
Issue Price Per OP Unit	61.57	0	40.09
Issue Price Operating Partnership Unit	66,600,000	0	8,200,000
General And Limited Partner [Member]
Capital Unit [Line Items]
Common Shares And Units Outstanding	339,023,412	311,000,728	303,809,279	294,157,017
Issuance of OP Units	25,023,919	3,866,666	6,151,198
Exercise of EQR share options	1,608,427	2,945,948	2,506,645
EQR's Employee Share Purchase Plan (ESPP)	110,054	113,107	157,363
Restricted Share Grants Net	128,252	145,616	235,767
Issuance Of LTIPs	70,235	120,112	92,892
Issuance Of Units Subsequent	1,081,797	0	205,648
Repurchased and retired	0	0	(58,130)
Series E Preferred Stock [Member]
Capital Unit [Line Items]
Conversion of convertible securities	0	0	328,363
Series H Preferred Stock [Member]
Capital Unit [Line Items]
Conversion of convertible securities	0	0	32,516